RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 606,648	$ 518,697
Common/Collective Trust Fair Value Adjustment	(200)	0
Deemed Distributions	0	(108)
Net Assets Available for Benefits per Form 5500	$ 606,448	$ 518,589